Expense Example	Jan. 29, 2026 USD ($)
HCM Large Cap Growth ETF | HCM Large Cap Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
HCM Large Cap Value ETF | HCM Large Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208